Provisions_Changes in asset retirement obligation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Beginning balance	₩ 67,200	₩ 61,872	₩ 58,076
Changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Provisions provided	2,729	1,489	2,225
Provisions used	(2,276)	(913)	(1,283)
Reversal of provisions unused	(2,926)	(1,038)	(733)
Amortization	435	564	428
Increase in restoration costs and others	994	5,226	3,159
Business combination	329
Ending balance	₩ 66,485	₩ 67,200	₩ 61,872
Description of expected timing of outflows, other provisions	The restoration cost is expected to occur by the end of each premise's lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period.
Description of major assumptions made concerning future events, other provisions	In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.